Sanford C. Bernstein Fund, Inc.

Intermediate Duration Institutional Portfolio

Schedule of Investments

December 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 26.5%
Industrial - 14.9%
Basic - 1.5%
Alpek SAB de CV
4.25%, 9/18/29 (a)	U.S.$	251	$256,020
Braskem Netherlands Finance BV
4.50%, 1/31/30 (a)		2,250	2,244,375
Celulosa Arauco y Constitucion SA
4.20%, 1/29/30 (a)		651	654,458
Dow Chemical Co. (The)
3.00%, 11/15/22		15	15,346
4.375%, 11/15/42		87	93,168
DuPont de Nemours, Inc.
4.205%, 11/15/23		1,085	1,160,440
4.493%, 11/15/25		1,085	1,195,095
Eastman Chemical Co.
3.80%, 3/15/25		496	523,191
Glencore Funding LLC
4.125%, 5/30/23 (a)		502	524,088
GUSAP III LP
4.25%, 1/21/30 (a)		1,190	1,215,287
Inversiones CMPC SA
4.375%, 4/04/27 (a)		1,103	1,162,976
Inversiones CMPC SA/Cayman Islands Branch
4.375%, 5/15/23 (a)		322	334,075
LYB International Finance BV
4.00%, 7/15/23		330	349,394
LyondellBasell Industries NV
5.75%, 4/15/24		996	1,124,833
Orbia Advance Corp. SAB de CV
4.00%, 10/04/27 (a)		750	769,500
4.875%, 9/19/22 (a)		365	384,277
Suzano Austria GmbH
6.00%, 1/15/29		1,103	1,246,735

			13,253,258

Capital Goods - 0.5%
Embraer Netherlands Finance BV
5.40%, 2/01/27		1,025	1,155,047
General Electric Co.
0.875%, 5/17/25	EUR	1,304	1,470,434
United Technologies Corp.
3.95%, 8/16/25	U.S.$	1,318	1,438,189

			4,063,670

Communications - Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		3,219	3,547,917
5.05%, 3/30/29		1,500	1,698,630
Comcast Corp.
3.125%, 7/15/22		17	17,540
4.15%, 10/15/28		1,200	1,351,020

	Principal Amount (000)		U.S. $ Value
Cox Communications, Inc.
2.95%, 6/30/23 (a)	U.S.$	463	$471,065
Time Warner Cable LLC
4.00%, 9/01/21		30	30,691
4.125%, 2/15/21		733	744,882
4.50%, 9/15/42		505	517,009
5.00%, 2/01/20		90	90,171
ViacomCBS, Inc.
3.375%, 2/15/28		1,481	1,518,218
3.70%, 6/01/28		140	146,744

			10,133,887

Communications - Telecommunications - 1.9%
AT&T, Inc.
3.40%, 6/15/22-5/15/25		5,040	5,284,021
3.60%, 7/15/25		1,285	1,359,826
4.125%, 2/17/26		1,370	1,485,409
4.35%, 3/01/29		1,100	1,221,792
4.55%, 3/09/49		985	1,093,862
7.00%, 10/01/25		135	161,433
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)		1,380	1,463,462
Verizon Communications, Inc.
4.862%, 8/21/46		1,066	1,323,695
5.012%, 4/15/49		828	1,059,790
Vodafone Group PLC
3.75%, 1/16/24		2,384	2,518,696

			16,971,986

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
4.063%, 11/01/24		900	919,026
5.875%, 8/02/21		206	215,633
General Motors Financial Co., Inc.
4.30%, 7/13/25		275	293,639
5.10%, 1/17/24		1,398	1,517,571
5.25%, 3/01/26		600	665,622

			3,611,491

Consumer Cyclical - Restaurants - 0.1%
Starbucks Corp.
4.50%, 11/15/48		605	699,822

Consumer Non-Cyclical - 3.3%
AbbVie, Inc.
2.95%, 11/21/26 (a)		1,376	1,399,131
4.875%, 11/14/48		932	1,075,174
Ahold Finance USA LLC
6.875%, 5/01/29		120	158,256
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 1/23/49		2,345	3,046,835
BAT Capital Corp.
3.215%, 9/06/26		1,844	1,857,037
Baxalta, Inc.
3.60%, 6/23/22		5	5,117

	Principal Amount (000)		U.S. $ Value
Becton Dickinson and Co.
3.734%, 12/15/24	U.S.$	355	$377,028
Biogen, Inc.
3.625%, 9/15/22		11	11,449
4.05%, 9/15/25		2,096	2,280,658
Cigna Corp.
3.40%, 3/01/27 (a)		2,395	2,487,207
3.75%, 7/15/23		467	490,238
4.125%, 11/15/25		1,278	1,387,588
4.375%, 10/15/28		740	821,171
CVS Health Corp.
3.25%, 8/15/29		463	472,325
3.875%, 7/20/25		500	533,325
4.10%, 3/25/25		830	892,615
4.30%, 3/25/28		830	908,078
HCA, Inc.
5.25%, 6/15/26		20	22,422
Kimberly-Clark Corp.
3.875%, 3/01/21		35	35,754
Kraft Heinz Foods Co.
3.75%, 4/01/30 (a)		1,351	1,392,584
3.95%, 7/15/25		118	124,473
Medtronic, Inc.
3.50%, 3/15/25		820	878,622
Mylan NV
3.95%, 6/15/26		1,720	1,788,060
Reynolds American, Inc.
6.875%, 5/01/20		300	304,761
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26		2,936	3,025,930
Sigma Alimentos SA de CV
4.125%, 5/02/26 (a)		221	230,669
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23		1,378	1,480,688
Tyson Foods, Inc.
3.95%, 8/15/24		1,211	1,294,995
4.00%, 3/01/26		181	195,974
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		694	694,659
Zoetis, Inc.
3.45%, 11/13/20		479	484,384

			30,157,207

Energy - 4.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47		440	452,324
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		3,039	3,170,832
Cenovus Energy, Inc.
3.00%, 8/15/22		1,028	1,041,724
ConocoPhillips Holding Co.
6.95%, 4/15/29		85	115,632

	Principal Amount (000)		U.S. $ Value
Energy Transfer Operating LP
3.60%, 2/01/23	U.S.$	100	$102,540
4.50%, 4/15/24		231	245,874
4.65%, 6/01/21		324	332,748
4.75%, 1/15/26		1,425	1,540,069
5.50%, 6/01/27		1,500	1,688,325
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		251	265,370
Eni SpA
4.25%, 5/09/29 (a)		1,163	1,275,683
Enterprise Products Operating LLC
3.35%, 3/15/23		95	98,322
5.20%, 9/01/20		691	705,414
Hess Corp.
4.30%, 4/01/27		1,180	1,256,299
Kinder Morgan Energy Partners LP
4.15%, 3/01/22		260	270,673
6.85%, 2/15/20		18	18,095
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (a)		645	664,163
Marathon Oil Corp.
3.85%, 6/01/25		998	1,055,954
6.80%, 3/15/32		1,800	2,277,036
Marathon Petroleum Corp.
5.125%, 3/01/21-12/15/26		2,398	2,714,443
Newfield Exploration Co.
5.625%, 7/01/24		805	887,891
Noble Energy, Inc.
3.90%, 11/15/24		1,197	1,267,024
Occidental Petroleum Corp.
2.90%, 8/15/24		1,500	1,523,745
3.20%, 8/15/26		234	236,712
7.50%, 5/01/31		20	26,110
ONEOK, Inc.
4.00%, 7/13/27		1,720	1,826,141
4.35%, 3/15/29		1,012	1,098,961
Phillips 66
4.30%, 4/01/22		131	137,739
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 1/31/23		1,417	1,428,549
3.60%, 11/01/24		2,946	3,039,477
3.85%, 10/15/23		650	672,418
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		811	894,160
5.625%, 3/01/25		716	804,913
5.875%, 6/30/26		200	229,956
Spectra Energy Partners LP
3.50%, 3/15/25		20	20,945
4.60%, 6/15/21		145	149,314
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27		1,926	1,998,899
TransCanada PipeLines Ltd.
3.80%, 10/01/20		10	10,131
Western Midstream Operating LP
4.50%, 3/01/28		450	438,777
4.75%, 8/15/28		279	277,831

	Principal Amount (000)		U.S. $ Value
Williams Cos., Inc. (The)
3.90%, 1/15/25	U.S.$	30	$31,540
4.125%, 11/15/20		784	793,392
4.30%, 3/04/24		725	773,423
4.50%, 11/15/23		1,239	1,323,512

			39,183,080

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (a)		915	987,914

Services - 0.3%
Expedia Group, Inc.
3.80%, 2/15/28		1,225	1,249,843
Global Payments, Inc.
4.00%, 6/01/23		564	593,898
S&P Global, Inc.
4.40%, 2/15/26		1,170	1,299,320

			3,143,061

Technology - 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		250	258,920
3.875%, 1/15/27		2,194	2,279,325
Broadcom, Inc.
3.625%, 10/15/24 (a)		850	882,886
4.25%, 4/15/26 (a)		919	978,340
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (a)		918	1,059,868
Hewlett Packard Enterprise Co.
3.60%, 10/15/20		20	20,223
KLA Corp.
4.65%, 11/01/24		1,265	1,394,751
Lam Research Corp.
2.80%, 6/15/21		566	572,775
Micron Technology, Inc.
4.975%, 2/06/26		1,416	1,572,992
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, 6/18/26 (a)		958	1,014,723
Seagate HDD Cayman
4.75%, 1/01/25		336	358,062

			10,392,865

Transportation - Railroads - 0.1%
Lima Metro Line 2 Finance Ltd.
4.35%, 4/05/36 (a)		261	275,763
5.875%, 7/05/34 (a)		457	521,791

			797,554

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (a)		925	945,812

			134,341,607

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 11.2%
Banking - 9.7%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)	U.S.$	269	$292,911
AIB Group PLC
4.263%, 4/10/25 (a)		1,115	1,180,774
4.75%, 10/12/23 (a)		575	618,252
Australia & New Zealand Banking Group Ltd.
4.40%, 5/19/26 (a)		400	426,900
Banco Santander SA
3.50%, 4/11/22		1,200	1,231,776
5.179%, 11/19/25		3,000	3,369,930
Bank of America Corp.
5.00%, 5/13/21		10	10,414
5.875%, 1/05/21		35	36,358
Series DD
6.30%, 3/10/26 (b)		335	388,355
Series L
3.95%, 4/21/25		2,450	2,613,415
Series Z
6.50%, 10/23/24 (b)		524	594,803
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (a)		705	709,138
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		226	273,953
BBVA USA
2.875%, 6/29/22		1,785	1,810,615
5.50%, 4/01/20		1,537	1,549,404
BNP Paribas SA
2.375%, 5/21/20		989	990,573
4.375%, 9/28/25-5/12/26 (a)		2,375	2,554,750
BPCE SA
2.75%, 1/11/23 (a)		585	594,190
5.70%, 10/22/23 (a)		379	419,659
Capital One Financial Corp.
3.30%, 10/30/24		1,725	1,796,087
4.75%, 7/15/21		90	93,718
Citigroup, Inc.
3.875%, 3/26/25		3,515	3,721,682
Citizens Bank NA/Providence RI
2.25%, 3/02/20		500	500,055
Commonwealth Bank of Australia
4.50%, 12/09/25 (a)		409	443,794
Commonwealth Bank of Australia/New York NY
Series G
2.30%, 3/12/20		420	420,315
Cooperatieve Rabobank UA
3.95%, 11/09/22		443	463,037
4.375%, 8/04/25		1,869	2,030,986
6.875%, 3/19/20 (a)	EUR	100	113,711
Cooperatieve Rabobank UA/NY
2.25%, 1/14/20	U.S.$	698	698,028

	Principal Amount (000)		U.S. $ Value
Credit Agricole SA/London
2.75%, 6/10/20 (a)	U.S.$	600	$602,166
3.25%, 10/04/24 (a)		364	376,729
3.375%, 1/10/22 (a)		680	696,096
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		1,440	1,508,155
4.55%, 4/17/26		1,095	1,215,757
Danske Bank A/S
3.875%, 9/12/23 (a)		1,744	1,809,888
Discover Bank
4.682%, 8/09/28		386	404,960
Fifth Third Bancorp
3.50%, 3/15/22		41	42,301
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		1,483	1,487,998
3.75%, 5/22/25-2/25/26		731	776,207
3.85%, 7/08/24		3,365	3,561,348
5.75%, 1/24/22		510	547,184
Series D
6.00%, 6/15/20		1,203	1,224,750
HSBC Bank USA NA
4.875%, 8/24/20		680	691,308
HSBC Holdings PLC
4.25%, 3/14/24		2,980	3,166,161
4.292%, 9/12/26		466	504,440
5.10%, 4/05/21		255	264,404
HSBC USA, Inc.
2.75%, 8/07/20		300	301,299
ING Bank NV
5.80%, 9/25/23 (a)		1,580	1,755,412
ING Groep NV
6.875%, 4/16/22 (a)(b)		750	801,750
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		757	792,412
JPMorgan Chase & Co.
3.22%, 3/01/25		3,995	4,140,937
3.54%, 5/01/28		1,365	1,447,801
3.625%, 5/13/24		436	462,147
4.50%, 1/24/22		45	47,300
4.625%, 5/10/21		60	62,166
Series FF
5.00%, 8/01/24 (b)		1,208	1,262,976
KeyBank NA/Cleveland OH
2.25%, 3/16/20		1,000	1,000,610
Lloyds Banking Group PLC
4.05%, 8/16/23		250	264,590
4.582%, 12/10/25		1,499	1,625,591
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		1,000	1,006,840
Morgan Stanley
3.737%, 4/24/24		682	712,574
5.00%, 11/24/25		1,125	1,267,436
7.25%, 4/01/32		55	79,286
Series F
3.875%, 4/29/24		335	356,309
Series G
3.75%, 2/25/23		39	40,833
4.35%, 9/08/26		1,815	1,984,830
5.50%, 7/28/21		746	785,754

	Principal Amount (000)		U.S. $ Value
MUFG Bank Ltd.
2.30%, 3/05/20 (a)	U.S.$	700	$700,266
Nationwide Building Society
4.00%, 9/14/26 (a)		1,580	1,650,421
PNC Financial Services Group, Inc. (The)
5.125%, 2/08/20		228	228,663
Santander Holdings USA, Inc.
4.40%, 7/13/27		2,525	2,729,651
Santander UK Group Holdings PLC
3.373%, 1/05/24		1,150	1,176,554
Santander UK PLC
5.00%, 11/07/23 (a)		1,050	1,131,753
Societe Generale SA
4.25%, 8/19/26 (a)		1,706	1,798,448
Standard Chartered PLC
5.20%, 1/26/24 (a)		723	781,650
Truist Financial Corp.
2.625%, 6/29/20		588	590,182
UBS AG
4.75%, 2/12/26 (a)	EUR	135	159,046
UBS AG/Stamford CT
7.625%, 8/17/22	U.S.$	1,584	1,781,667
UBS Group AG
4.125%, 9/24/25(a)		836	909,652
7.00%, 1/31/24 (a)(b)		456	498,873
US Bancorp
Series J
5.30%, 4/15/27 (b)		723	795,698
Wells Fargo & Co.
3.069%, 1/24/23		1,445	1,474,666
3.75%, 1/24/24		1,535	1,623,462

			87,056,940

Finance - 0.4%
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20		200	200,072
3.373%, 11/15/25		1,206	1,255,989
4.418%, 11/15/35		757	808,355
Synchrony Financial
4.50%, 7/23/25		1,500	1,621,230

			3,885,646

Insurance - 0.7%
Anthem, Inc.
3.30%, 1/15/23		33	34,134
Centene Corp.
4.25%, 12/15/27 (a)		293	301,737
4.625%, 12/15/29 (a)		335	352,785
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)		868	1,070,557

	Principal Amount (000)		U.S. $ Value
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	U.S.$	86	$86,720
Massachusetts Mutual Life Insurance Co.
3.729%, 10/15/70 (a)		11	10,723
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		970	1,294,950
MetLife, Inc.
3.048%, 12/15/22		75	77,501
10.75%, 8/01/39		25	41,000
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		377	643,026
New York Life Global Funding
1.95%, 2/11/20 (a)		703	702,986
Prudential Financial, Inc.
4.50%, 11/15/20		86	87,935
5.20%, 3/15/44		182	193,919
5.70%, 9/15/48		569	651,528
Voya Financial, Inc.
5.65%, 5/15/53		395	420,300

			5,969,801

REITS - 0.4%
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		48	50,267
Welltower, Inc.
4.00%, 6/01/25		3,410	3,678,128

			3,728,395

			100,640,782

Utility - 0.4%
Electric - 0.4%
Duke Energy Carolinas LLC
3.90%, 6/15/21		42	43,031
Enel Chile SA
4.875%, 6/12/28		957	1,062,868
Exelon Corp.
2.85%, 6/15/20		30	30,087
Exelon Generation Co. LLC
2.95%, 1/15/20		919	919,220
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (a)		1,117	1,226,955
TECO Finance, Inc.
5.15%, 3/15/20		730	733,789

			4,015,950

Total Corporates - Investment Grade (cost $227,370,126)			238,998,339

	Principal Amount (000)			U.S. $ Value
GOVERNMENTS - TREASURIES - 20.2%
Malaysia - 0.2%
Malaysia Government Bond
Series 117
3.882%, 3/10/22	MYR	9,375		$2,333,432

Netherlands - 1.2%
Netherlands Government Bond
0.25%, 7/15/29 (a)	EUR	9,090		10,502,344

United States - 18.8%
U.S. Treasury Bonds
2.25%, 8/15/46	U.S.$	2,377		2,315,249
2.375%, 11/15/49		285		284,866
2.50%, 2/15/46-5/15/46		6,259		6,403,987
2.75%, 8/15/42		190		203,270
2.875%, 5/15/43-11/15/46		603		661,813
3.00%, 5/15/42-2/15/49		16,061		18,102,984
3.00%, 5/15/47 (c)		1,447		1,629,458
3.125%, 2/15/43-8/15/44		330		375,106
3.375%, 5/15/44		646		765,540
3.50%, 2/15/39		8,105		9,727,266
3.625%, 8/15/43-2/15/44		1,981		2,435,049
3.75%, 11/15/43		295		369,580
4.375%, 2/15/38-11/15/39		11,639		15,588,416
4.50%, 2/15/36		1,074		1,425,637
4.75%, 2/15/37		1,525		2,100,688
5.25%, 11/15/28 (d)		2,645		3,368,242
5.375%, 2/15/31		1,105		1,483,808
U.S. Treasury Notes
1.125%, 2/28/21-9/30/21		938		930,039
1.375%, 2/29/20 (d)		8,935		8,928,916
1.375%, 3/31/20-5/31/21		1,641		1,637,398
1.50%, 5/31/20-11/30/24		8,163		8,129,796
1.625%, 6/30/20-8/15/29		18,355		18,303,178
1.75%, 10/31/20-5/31/22		9,694		9,726,402
1.875%, 4/30/22 (d)		2,580		2,596,931
2.00%, 12/31/21-2/15/25		13,704		13,815,154
2.125%, 8/31/20-5/15/25		3,135		3,182,225
2.25%, 11/15/25-8/15/49		20,491		20,044,932
2.375%, 5/15/29		3,030		3,151,200
2.625%, 2/15/29		8,070		8,557,983
2.75%, 11/15/23		160		166,500
2.875%, 5/15/28		2,786		3,000,609

				169,412,222

Total Governments - Treasuries (cost $177,892,266)				182,247,998

MORTGAGE PASS-THROUGHS - 19.3%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp. Gold
Series 2006
4.574% (LIBOR 12 Month + 2.18%), 12/01/36 (e)		0	**	479
Series 2007
5.225% (LIBOR 12 Month + 2.10%), 3/01/37 (e)		1		623

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association
Series 2007
4.466% (LIBOR 12 Month + 1.46%), 2/01/37 (e)	U.S.$	1	$1,331
4.809% (LIBOR 12 Month + 1.81%), 3/01/37 (e)		1	1,413

			3,846

Agency Fixed Rate 15-Year - 1.0%
Federal National Mortgage Association
Series 2017
2.50%, 1/01/32-2/01/32		3,292	3,329,457
Series 2016
2.50%, 10/01/31-12/01/31		5,915	5,986,610

			9,316,067

Agency Fixed Rate 30-Year - 18.3%
Federal Home Loan Mortgage Corp.
Series 2019
3.50%, 9/01/49-11/01/49		10,138	10,608,969
Federal Home Loan Mortgage Corp. Gold
Series 2018
4.00%, 8/01/48-12/01/48		7,305	7,742,846
5.00%, 11/01/48		1,484	1,611,494
4.50%, 3/01/48-11/01/48		7,324	7,849,433
Series 2005
5.50%, 1/01/35		38	43,124
Series 2007
5.50%, 7/01/35		247	275,614
Series 2017
4.00%, 7/01/44		1,780	1,907,647
Series 2016
4.00%, 2/01/46		2,357	2,527,725
Federal National Mortgage Association
Series 2018
4.00%, 8/01/48-12/01/48		10,231	10,836,679
4.50%, 9/01/48		6,221	6,655,591
Series 2009
5.00%, 12/01/39		28	31,207
Series 2008
5.50%, 8/01/37		1	1,044
Series 2004
5.50%, 2/01/34-11/01/34		598	668,738
Series 2007
5.50%, 5/01/36-8/01/37		158	176,129
Series 2006
5.50%, 4/01/36		126	142,004
Series 2005
5.50%, 2/01/35		623	696,438
Series 2003
5.50%, 4/01/33-7/01/33		650	723,524
Series 2020
3.50%, 1/01/50, TBA		5,385	5,540,239
Series 2015
3.00%, 5/01/45-8/01/45		4,101	4,204,449

	Principal Amount (000)		U.S. $ Value
Series 2010
5.00%, 6/01/40	U.S.$	28	$30,587
Series 2013
4.00%, 10/01/43		3,592	3,841,601
Series 2010
4.00%, 12/01/40		1,060	1,135,777
Series 2019
4.00%, 6/01/49		4,367	4,637,417
Series 2018
3.50%, 11/01/47-2/01/48		41,049	42,564,806
Series 2017
3.50%, 11/01/47-1/01/48		6,440	6,684,573
Series 2019
3.50%, 8/01/49-11/01/49		18,020	18,805,749
Series 2012
3.50%, 2/01/42-1/01/43		9,192	9,695,785
Series 2013
3.50%, 4/01/43		4,441	4,686,598
Government National Mortgage Association
Series 2020
3.00%, 1/01/50, TBA		8,350	8,579,625
Series 2016
3.00%, 4/20/46-5/20/46		2,422	2,497,810

			165,403,222

Other Agency Fixed Rate Programs - 0.0%
Federal National Mortgage Association
Series 2005
5.50%, 3/01/25		75	80,483

Total Mortgage Pass-Throughs (cost $171,150,756)			174,803,618

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4%
Non-Agency Fixed Rate CMBS - 6.4%
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		2,005	2,133,581
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		2,808	2,919,442
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		2,495	2,578,711
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class B
3.732%, 4/10/46		1,140	1,179,554
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,468	1,517,056
Series 2015-GC35, Class A4
3.818%, 11/10/48		630	676,028
Series 2016-C1, Class A4
3.209%, 5/10/49		2,409	2,510,641
Series 2016-GC36, Class A5
3.616%, 2/10/49		705	750,039
Series 2018-B2, Class A4
4.009%, 3/10/51		1,200	1,319,439

	Principal Amount (000)		U.S. $ Value
Commercial Mortgage Trust
Series 2012-CR3, Class E
4.752%, 10/15/45 (a)	U.S.$	889	$681,290
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		468	465,744
Series 2014-UBS5, Class A4
3.838%, 9/10/47		1,925	2,028,427
Series 2015-CR23, Class A4
3.497%, 5/10/48		1,350	1,421,123
Series 2015-CR24, Class A5
3.696%, 8/10/48		730	776,411
Series 2015-CR25, Class A4
3.759%, 8/10/48		999	1,065,361
Series 2015-DC1, Class A5
3.35%, 2/10/48		1,960	2,041,199
Series 2015-LC21, Class XA
0.763%, 7/10/48 (f)		2,758	77,158
Series 2015-PC1, Class A5
3.902%, 7/10/50		226	241,028
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		675	705,801
Series 2015-C3, Class A4
3.718%, 8/15/48		1,165	1,231,931
Series 2015-C4, Class A4
3.808%, 11/15/48		1,641	1,749,640
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		1,499	1,522,979
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D
5.418%, 8/15/46 (a)		224	228,848
Series 2012-C6, Class E
5.157%, 5/15/45 (a)		712	685,062
Series 2012-C8, Class AS
3.424%, 10/15/45 (a)		1,897	1,940,686
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class D
4.702%, 8/15/46 (a)		472	459,905
Series 2014-C21, Class A5
3.775%, 8/15/47		1,445	1,531,601
Series 2014-C22, Class XA
0.852%, 9/15/47 (f)		5,862	193,235
Series 2015-C30, Class A5
3.822%, 7/15/48		725	776,035
Series 2015-C31, Class A3
3.801%, 8/15/48		1,903	2,036,299
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class XA
1.072%, 9/15/50 (f)		10,162	601,361
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		259	138,104

	Principal Amount (000)		U.S. $ Value
LSTAR Commercial Mortgage Trust
Series 2016-4, Class A2
2.579%, 3/10/49 (a)	U.S.$	1,099	$1,089,394
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5
3.892%, 6/15/47		1,345	1,423,059
Series 2014-C19, Class D
3.25%, 12/15/47 (a)		603	575,624
Series 2015-C22, Class A4
3.306%, 4/15/48		2,000	2,082,388
Series 2015-C25, Class XA
1.097%, 10/15/48 (f)		2,223	104,442
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (g)(h)		132	132,788
Series 2016-UB12, Class A4
3.596%, 12/15/49		1,105	1,177,124
UBS Commercial Mortgage Trust
Series 2012-C1, Class AS
4.171%, 5/10/45		1,250	1,290,561
Series 2018-C10, Class A4
4.313%, 5/15/51		1,350	1,517,526
Series 2018-C8, Class A4
3.983%, 2/15/51		1,320	1,447,158
Series 2018-C9, Class A4
4.117%, 3/15/51		2,100	2,326,046
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		2,348	2,386,867
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.474%, 9/15/48		975	999,184
Series 2016-NXS6, Class C
4.313%, 11/15/49		1,030	1,089,842
WFRBS Commercial Mortgage Trust
Series 2014-C25, Class A5
3.631%, 11/15/47		2,100	2,217,021

			58,042,743

Non-Agency Floating Rate CMBS - 2.0%
Ashford Hospitality Trust
Series 2018-ASHF, Class A
2.64% (LIBOR 1 Month + 0.90%), 4/15/35 (a)(e)		909	904,942
Series 2018-KEYS, Class A
2.74% (LIBOR 1 Month + 1.00%), 5/15/35 (a)(e)		1,500	1,498,084
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
2.74% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(e)		2,435	2,436,718

	Principal Amount (000)		U.S. $ Value
BFLD
Series 2019-DPLO, Class D
3.58% (LIBOR 1 Month + 1.84%), 10/15/34 (a)(e)	U.S.$	640	$638,980
BHMS
Series 2018-ATLS, Class A
2.99% (LIBOR 1 Month + 1.25%), 7/15/35 (a)(e)		1,200	1,198,482
Braemar Hotels & Resorts Trust
Series 2018-PRME, Class A
2.56% (LIBOR 1 Month + 0.82%), 6/15/35 (a)(e)		900	895,613
BX Commercial Mortgage Trust
Series 2019-IMC, Class A
2.74% (LIBOR 1 Month + 1.00%), 4/15/34 (a)(e)		1,042	1,042,292
BX Trust
Series 2018-EXCL, Class A
2.827% (LIBOR 1 Month + 1.09%), 9/15/37 (a)(e)		1,329	1,326,402
CLNY Trust
Series 2019-IKPR, Class D
3.765% (LIBOR 1 Month + 2.12%), 11/15/38 (a)(e)		1,450	1,436,421
DBWF Mortgage Trust
Series 2018-GLKS, Class A
2.794% (LIBOR 1 Month + 1.03%), 11/19/35 (a)(e)		1,272	1,271,172
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A
2.94% (LIBOR 1 Month + 1.20%), 6/15/38 (a)(e)		738	738,216
Series 2019-SMP, Class A
2.89% (LIBOR 1 Month + 1.15%), 8/15/32 (a)(e)		870	870,049
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
3.69% (LIBOR 1 Month + 1.95%), 11/15/26 (e)(i)		391	389,340
Natixis Commercial Mortgage Securities Trust
Series 2018-850T, Class A
2.523% (LIBOR 1 Month + 0.78%), 7/15/33 (a)(e)		800	797,988
Series 2019-MILE, Class A
3.24% (LIBOR 1 Month + 1.50%), 7/15/36 (a)(e)		666	666,222
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.21% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(e)		1,852	1,845,981

			17,956,902

	Principal Amount (000)		U.S. $ Value
Agency CMBS - 0.0%
Federal Home Loan Mortgage Corp.
Series K021, Class A1
1.603%, 1/25/22	U.S.$	31	$30,689
Series K025, Class A1
1.875%, 4/25/22		39	39,376

			70,065

Total Commercial Mortgage-Backed Securities (cost $74,843,449)			76,069,710

INFLATION-LINKED SECURITIES - 7.2%
Japan - 0.7%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	650,014	6,140,895

United States - 6.5%
U.S. Treasury Inflation Index
0.125%, 4/15/21-7/15/26 (TIPS)	U.S.$	45,239	45,320,203
0.375%, 7/15/25 (TIPS)		11,305	11,534,302
0.75%, 7/15/28 (TIPS)		1,609	1,692,961

			58,547,466

Total Inflation-Linked Securities (cost $63,738,179)			64,688,361

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.6%
Risk Share Floating Rate - 4.5%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.142% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(e)		412	413,177
Series 2018-3A, Class M1B
3.642% (LIBOR 1 Month + 1.85%), 10/25/28 (a)(e)		870	871,649
Series 2019-2A, Class M1C
3.792% (LIBOR 1 Month + 2.00%), 4/25/29 (a)(e)		999	1,000,162
Series 2019-3A, Class M1B
3.392% (LIBOR 1 Month + 1.60%), 7/25/29 (a)(e)		915	915,698
Series 2019-3A, Class M1C
3.742% (LIBOR 1 Month + 1.95%), 7/25/29 (a)(e)		300	300,530
Series 2019-4A, Class M1B
3.792% (LIBOR 1 Month + 2.00%), 10/25/29 (a)(e)		1,340	1,339,294
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.192% (LIBOR 1 Month + 2.40%), 4/25/31 (a)(e)		792	801,334
Series 2019-R02, Class 1M2
4.092% (LIBOR 1 Month + 2.30%), 8/25/31 (a)(e)		408	411,428
Series 2019-R03, Class 1M2
3.942% (LIBOR 1 Month + 2.15%), 9/25/31 (a)(e)		380	382,914

	Principal Amount (000)		U.S. $ Value
Series 2019-R04, Class 2M2
3.892% (LIBOR 1 Month + 2.10%), 6/25/39 (a)(e)	U.S.$	985	$990,963
Series 2019-R05, Class 1M2
3.792% (LIBOR 1 Month + 2.00%), 7/25/39 (a)(e)		658	661,007
Series 2019-R06, Class 2M2
3.892% (LIBOR 1 Month + 2.10%), 9/25/39 (a)(e)		989	998,112
Series 2019-R07, Class 1M2
3.892% (LIBOR 1 Month + 2.10%), 10/25/39 (a)(e)		1,800	1,816,912
Eagle Re Ltd.
Series 2018-1, Class M2
4.792% (LIBOR 1 Month + 3.00%), 11/25/28 (a)(e)		217	219,954
Federal Home Loan Mortgage Corp.
Series 2019-DNA3, Class M2
3.842% (LIBOR 1 Month + 2.05%), 7/25/49 (a)(e)		159	160,190
Series 2019-DNA4, Class M2
3.658% (LIBOR 1 Month + 1.95%), 10/25/49 (a)(e)		1,330	1,331,926
Series 2019-FTR2, Class M2
3.942% (LIBOR 1 Month + 2.15%), 11/25/48 (a)(e)		728	729,791
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
6.042% (LIBOR 1 Month + 4.25%), 11/25/23 (e)		1,196	1,288,819
Series 2014-DN3, Class M3
5.792% (LIBOR 1 Month + 4.00%), 8/25/24 (e)		545	580,958
Series 2014-HQ3, Class M3
6.542% (LIBOR 1 Month + 4.75%), 10/25/24 (e)		600	635,063
Series 2015-DNA2, Class M2
4.392% (LIBOR 1 Month + 2.60%), 12/25/27 (e)		128	128,395
Series 2015-DNA2, Class M3
5.692% (LIBOR 1 Month + 3.90%), 12/25/27 (e)		1,250	1,292,743
Series 2015-HQ1, Class M3
5.592% (LIBOR 1 Month + 3.80%), 3/25/25 (e)		169	173,122
Series 2015-HQ2, Class M2
3.742% (LIBOR 1 Month + 1.95%), 5/25/25 (e)		109	109,890
Series 2015-HQA1, Class M2
4.442% (LIBOR 1 Month + 2.65%), 3/25/28 (e)		80	79,744
Series 2016-DNA1, Class M2
4.692% (LIBOR 1 Month + 2.90%), 7/25/28 (e)		56	56,086

	Principal Amount (000)		U.S. $ Value
Series 2016-DNA2, Class M3
6.442% (LIBOR 1 Month + 4.65%), 10/25/28 (e)	U.S.$	933	$1,004,807
Series 2016-DNA4, Class M2
3.092% (LIBOR 1 Month + 1.30%), 3/25/29 (e)		107	107,028
Series 2016-HQA2, Class M2
4.042% (LIBOR 1 Month + 2.25%), 11/25/28 (e)		65	65,548
Series 2017-DNA2, Class M2
5.242% (LIBOR 1 Month + 3.45%), 10/25/29 (e)		490	521,924
Series 2017-DNA3, Class M2
4.292% (LIBOR 1 Month + 2.50%), 3/25/30 (e)		440	450,296
Series 2017-HQA2, Class M2
4.442% (LIBOR 1 Month + 2.65%), 12/25/29 (e)		350	359,634
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
4.792% (LIBOR 1 Month + 3.00%), 7/25/24 (e)		462	486,054
Series 2014-C04, Class 2M2
6.792% (LIBOR 1 Month + 5.00%), 11/25/24 (e)		264	285,524
Series 2015-C01, Class 1M2
6.092% (LIBOR 1 Month + 4.30%), 2/25/25 (e)		1,279	1,361,097
Series 2015-C01, Class 2M2
6.342% (LIBOR 1 Month + 4.55%), 2/25/25 (e)		318	330,669
Series 2015-C02, Class 1M2
5.792% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		622	659,394
Series 2015-C02, Class 2M2
5.792% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		345	357,116
Series 2015-C03, Class 1M2
6.792% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		711	773,523
Series 2015-C03, Class 2M2
6.792% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		637	676,013
Series 2015-C04, Class 1M2
7.492% (LIBOR 1 Month + 5.70%), 4/25/28 (e)		238	264,745
Series 2015-C04, Class 2M2
7.342% (LIBOR 1 Month + 5.55%), 4/25/28 (e)		642	685,395
Series 2016-C01, Class 1M2
8.542% (LIBOR 1 Month + 6.75%), 8/25/28 (e)		911	1,013,722

	Principal Amount (000)	U.S. $ Value
Series 2016-C01, Class 2M2
8.742% (LIBOR 1 Month + 6.95%), 8/25/28 (e)	U.S.$ 590	$644,948
Series 2016-C02, Class 1M2
7.792% (LIBOR 1 Month + 6.00%), 9/25/28 (e)	756	832,027
Series 2016-C03, Class 2M2
7.692% (LIBOR 1 Month + 5.90%), 10/25/28 (e)	1,595	1,722,229
Series 2016-C05, Class 2M2
6.242% (LIBOR 1 Month + 4.45%), 1/25/29 (e)	2,292	2,420,433
Series 2017-C03, Class 1M2
4.792% (LIBOR 1 Month + 3.00%), 10/25/29 (e)	440	459,623
Series 2017-C07, Class 2M2
4.292% (LIBOR 1 Month + 2.50%), 5/25/30 (e)	696	706,084
Home Re Ltd.
Series 2018-1, Class M1
3.392% (LIBOR 1 Month + 1.60%), 10/25/28 (a)(e)	439	439,179
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.042% (LIBOR 1 Month + 4.25%), 11/25/24 (e)(i)	157	172,035
Mortgage Insurance-Linked Notes
Series 2019-1, Class M1
3.674% (LIBOR 1 Month + 1.90%), 11/26/29 (a)(e)	1,158	1,161,773
Oaktown Re III Ltd.
Series 2019-1A, Class M1B
3.742% (LIBOR 1 Month + 1.95%), 7/25/29 (a)(e)	606	605,327
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
3.70% (LIBOR 1 Month + 2.00%), 3/27/24 (e)(i)	495	494,580
Series 2019-2R, Class A
4.55% (LIBOR 1 Month + 2.75%), 5/27/23 (e)(i)	1,014	1,020,182
Series 2019-3R, Class A
4.614% (LIBOR 1 Month + 2.70%), 10/27/22 (e)(i)	387	389,059
Radnor Re Ltd.
Series 2019-1, Class M1B
3.742% (LIBOR 1 Month + 1.95%), 2/25/29 (a)(e)	523	522,753
Series 2019-2, Class M1B
3.542% (LIBOR 1 Month + 1.75%), 6/25/29 (a)(e)	1,076	1,077,560
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.042% (LIBOR 1 Month + 5.25%), 11/25/25 (e)(i)	565	633,783
Series 2015-WF1, Class 2M2
7.292% (LIBOR 1 Month + 5.50%), 11/25/25 (e)(i)	176	198,749

		40,592,674

	Principal Amount (000)		U.S. $ Value
Agency Floating Rate - 0.8%
Federal Home Loan Mortgage Corp. REMICs
Series 4416, Class BS
4.36% (6.10% – LIBOR 1 Month), 12/15/44 (e)(j)	U.S.$	3,034	$571,777
Series 4693, Class SL
4.41% (6.15% – LIBOR 1 Month), 6/15/47 (e)(j)		2,955	604,072
Series 4727, Class SA
4.46% (6.20% – LIBOR 1 Month), 11/15/47 (e)(j)		2,265	428,055
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.748% (6.54% – LIBOR 1 Month), 12/25/41 (e)(j)		1,586	343,560
Series 2012-70, Class SA
4.758% (6.55% – LIBOR 1 Month), 7/25/42 (e)(j)		2,781	615,959
Series 2016-106, Class ES
4.208% (6.00% – LIBOR 1 Month), 1/25/47 (e)(j)		2,933	560,732
Series 2017-16, Class SG
4.258% (6.05% – LIBOR 1 Month), 3/25/47 (e)(j)		3,079	585,553
Series 2017-73, Class SA
4.358% (6.15% – LIBOR 1 Month), 9/25/47 (e)(j)		3,457	711,476
Series 2017-97, Class LS
4.408% (6.20% – LIBOR 1 Month), 12/25/47 (e)(j)		2,151	474,041
Series 2017-97, Class SW
4.408% (6.20% – LIBOR 1 Month), 12/25/47 (e)(j)		2,331	517,511
Government National Mortgage Association
Series 2017-134, Class SE
4.435% (6.20% – LIBOR 1 Month), 9/20/47 (e)(j)		2,670	419,112
Series 2017-43, Class ST
4.335% (6.10% – LIBOR 1 Month), 3/20/47 (e)(j)		3,618	652,083
Series 2017-65, Class ST
4.385% (6.15% – LIBOR 1 Month), 4/20/47 (e)(j)		3,294	658,524

			7,142,455

Non-Agency Fixed Rate - 0.2%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		108	100,532

	Principal Amount (000)		U.S. $ Value
Series 2006-24CB, Class A16
5.75%, 8/25/36	U.S.$	541	$438,360
Series 2006-28CB, Class A14
6.25%, 10/25/36		402	327,310
Series 2006-J1, Class 1A13
5.50%, 2/25/36		280	251,045
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-13, Class 1A19
6.25%, 9/25/36		113	86,309
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		417	316,129

			1,519,685

Non-Agency Floating Rate - 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
1.982% (LIBOR 1 Month + 0.19%), 12/25/36 (e)		1,133	590,178
HomeBanc Mortgage Trust
Series 2005-1, Class A1
2.042% (LIBOR 1 Month + 0.25%), 3/25/35 (e)		319	285,994

			876,172

Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
2.248%, 5/28/35		323	310,950

Total Collateralized Mortgage Obligations (cost $49,750,661)			50,441,936

ASSET-BACKED SECURITIES - 4.2%
Autos - Fixed Rate - 2.4%
Avis Budget Rental Car Funding AESOP LLC
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		742	749,868
Series 2018-1A, Class A
3.70%, 9/20/24 (a)		1,700	1,766,805
Series 2018-2A, Class A
4.00%, 3/20/25 (a)		1,680	1,774,430
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		520	537,106
Series 2019-2A, Class A
2.93%, 7/15/22 (a)		783	785,080
First Investors Auto Owner Trust
Series 2019-1A, Class B
3.02%, 3/17/25 (a)		1,700	1,722,255

	Principal Amount (000)		U.S. $ Value
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)	U.S.$	620	$658,449
Series 2016-4, Class D
3.89%, 11/15/22 (a)		570	579,944
Series 2017-3, Class A
1.88%, 10/15/21 (a)		36	36,088
Series 2017-4, Class A
2.07%, 4/15/22 (a)		126	125,447
Ford Credit Auto Owner Trust
Series 2016-1, Class A
2.31%, 8/15/27 (a)		1,232	1,236,488
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		1,755	1,754,843
Series 2017-1, Class A1
2.07%, 5/15/22		1,275	1,275,208
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (a)		669	670,448
Series 2017-1A, Class A
2.96%, 10/25/21 (a)		1,500	1,507,672
Series 2018-1A, Class A
3.29%, 2/25/24 (a)		710	726,639
Series 2019-1A, Class A
3.71%, 3/25/23 (a)		1,915	1,964,958
Series 2019-2A, Class A
3.42%, 5/25/25 (a)		1,300	1,339,642
Hertz Vehicle Financing LLC
Series 2018-2A, Class A
3.65%, 6/27/22 (a)		1,300	1,324,353
Westlake Automobile Receivables Trust
Series 2016-3A, Class E
5.69%, 10/16/23 (a)		1,000	1,001,910

			21,537,633

Other ABS - Fixed Rate - 1.2%
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class A
3.39%, 7/15/25 (a)		213	213,317
Marlette Funding Trust
Series 2017-3A, Class B
3.01%, 12/15/24 (a)		144	143,774
Series 2018-3A, Class A
3.20%, 9/15/28 (a)		159	159,222
Series 2018-4A, Class A
3.71%, 12/15/28 (a)		663	667,511
Series 2019-1A, Class A
3.44%, 4/16/29 (a)		591	595,504
Series 2019-3A, Class A
2.69%, 9/17/29 (a)		1,374	1,377,794
Prosper Marketplace Issuance Trust
Series 2019-3A, Class A
3.19%, 7/15/25 (a)		683	686,130

	Principal Amount (000)		U.S. $ Value
SBA Tower Trust
Series 2015-1A,Class C
3.156%, 10/08/20 (a)	U.S.$	1,340	$1,341,346
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (a)		68	67,794
Series 2016-3, Class A
3.05%, 12/26/25 (a)		98	98,562
Series 2017-2, Class A
3.28%, 2/25/26 (a)		172	172,584
Series 2017-5, Class A2
2.78%, 9/25/26 (a)		1,098	1,101,810
Series 2017-6, Class A2
2.82%, 11/25/26 (a)		1,013	1,015,821
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2
3.67%, 8/25/27 (a)		1,206	1,219,605
Series 2019-1, Class A
3.24%, 2/25/28 (a)		868	874,156
Series 2019-3, Class A
2.90%, 5/25/28 (a)		1,089	1,095,707

			10,830,637

Credit Cards - Fixed Rate - 0.6%
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.20%, 12/15/22		100	100,018
Chase Issuance Trust
Series 2012-A7, Class A7		200	201,377
2.16%, 9/15/24
World Financial Network Credit Card Master Trust
Series 2018-A, Class A
3.07%, 12/16/24		2,100	2,123,299
Series 2018-B, Class M
3.81%, 7/15/25		1,100	1,125,032
Series 2019-B, Class M
3.04%, 4/15/26		1,600	1,600,155

			5,149,881

Home Equity Loans - Floating Rate - 0.0%
ABFC Trust
Series 2003-WF1, Class A2
2.917% (LIBOR 1 Month + 1.13%), 12/25/32 (e)		106	105,896
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A
2.092% (LIBOR 1 Month + 0.30%), 4/25/34 (e)		62	61,087

			166,983

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	U.S.$	86	$87,641

Total Asset-Backed Securities (cost $37,263,473)			37,772,775

AGENCIES - 2.4%
Agency Debentures - 2.4%
Federal Home Loan Bank
2.50%, 2/13/24		1,465	1,510,509
1.875%, 7/07/21		3,365	3,377,723
Federal National Mortgage Association
6.625%, 11/15/30		260	370,614
6.25%, 5/15/29		355	479,907
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		16,374	16,217,628

Total Agencies (cost $21,694,055)			21,956,381

CORPORATES - NON-INVESTMENT GRADE - 1.4%
Financial Institutions - 0.9%
Banking - 0.9%
Citigroup, Inc.
5.95%, 1/30/23 (b)		481	510,293
Credit Suisse Group AG
6.375%, 8/21/26 (a)(b)		355	383,088
7.50%, 7/17/23 (a)(b)		2,571	2,817,379
Goldman Sachs Group, Inc. (The)
Series P		399	402,930
5.00%, 11/10/22 (b)
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (b)		1,810	1,957,044
Series U
4.265% (LIBOR 3 Month + 2.32%), 9/30/27 (b)(e)		800	789,048
Standard Chartered PLC
3.446% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(b)(e)		400	344,776
7.50%, 4/02/22 (a)(b)		453	487,541
7.75%, 4/02/23 (a)(b)		200	221,054

			7,913,153

Industrial - 0.5%
Capital Goods - 0.1%
TransDigm, Inc.
6.25%, 3/15/26 (a)		705	764,417

Communications - Media - 0.1%
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, 8/15/26 (a)		567	574,456
Ziggo BV
5.50%, 1/15/27 (a)		262	278,750

			853,206

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
4.375%, 5/15/26 (a)	EUR	228	$267,952

Consumer Cyclical - Other - 0.1%
International Game Technology PLC
6.50%, 2/15/25 (a)	U.S.$	890	1,001,312

Energy - 0.1%
Transocean Poseidon Ltd.
6.875%, 2/01/27 (a)		491	519,503

Technology - 0.1%
CommScope, Inc.
5.50%, 3/01/24 (a)		385	401,894
6.00%, 3/01/26 (a)		535	569,272

			971,166

			4,377,556

Total Corporates - Non-Investment Grade (cost $11,770,095)			12,290,709

EMERGING MARKETS - TREASURIES - 0.6%
South Africa - 0.6%
Republic of South Africa Government Bond
Series 2030
8.00%, 1/31/30 (cost $5,190,580)	ZAR	84,885	5,651,430

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.4%
California - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $2,136,413)	U.S.$	2,040	3,266,509

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Indonesia - 0.2%
Pertamina Persero PT
6.45%, 5/30/44 (a)		850	1,094,375
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (a)		447	514,609
6.15%, 5/21/48 (a)		200	252,750

			1,861,734

	Principal Amount (000)		U.S. $ Value
Mexico - 0.2%
Petroleos Mexicanos
6.75%, 9/21/47	U.S.$	996	$1,004,715
6.84%, 1/23/30 (a)		356	380,884

			1,385,599

Total Quasi-Sovereigns (cost $2,854,956)			3,247,333

EMERGING MARKETS - CORPORATE BONDS - 0.3%
Industrial - 0.3%
Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)(k)(l)		656	32,636

Consumer Non-Cyclical - 0.2%
BRF GmbH
4.35%, 9/29/26 (a)		527	542,645
BRF SA
3.95%, 5/22/23 (a)		370	376,822
Minerva Luxembourg SA
5.875%, 1/19/28 (a)		200	209,750
6.50%, 9/20/26 (a)		734	781,252

			1,910,469

Transportation - Services - 0.1%
Rumo Luxembourg SARL 5.875%, 1/18/25 (a)		672	718,410

			2,661,515

Utility - 0.0%
Electric - 0.0%
Terraform Global Operating LLC
6.125%, 3/01/26 (i)		286	297,400

Total Emerging Markets - Corporate Bonds (cost $3,408,680)			2,958,915

	Shares
COMMON STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Mt Logan Re Ltd. (Preference Shares) (m)(n) (cost $521,000)		521	501,532

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 0.0%
Egypt - 0.0%
Egypt Government International Bond
6.125%, 1/31/22 (a) (cost $405,000)	U.S.$	405	420,694

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 4.3%
Governments - Treasuries - 3.0%
Japan - 3.0%
Japan Treasury Discount Bill
Series 863
Zero Coupon, 1/20/20	JPY	441,000	$4,059,016
Series 869
Zero Coupon, 2/17/20		997,950	9,186,448
Series 874
Zero Coupon, 3/16/20		1,520,700	14,000,153

Total Governments - Treasuries (cost $27,242,740)			27,245,617

	Shares
Investment Companies - 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.53% (o)(p)(q) (cost $7,081,519)		7,081,519	7,081,519

	Principal Amount (000)
U.S. Treasury Bills - 0.5%
U.S. Treasury Bill
Zero Coupon, 1/21/20-2/18/20 (cost $4,665,084)	U.S.$	4,670	4,665,082

Total Short-Term Investments (cost $38,989,343)			38,992,218

Total Investments - 101.3% (cost $888,979,032) (r)			914,308,458
Other assets less liabilities - (1.3)%			(11,362,198)

Net Assets - 100.0%			$902,946,260

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	1	March 2020	$139,828	$(132)
U.S. 10 Yr Ultra Futures	63	March 2020	8,864,297	(80,213)
U.S. T-Note 2 Yr (CBT) Futures	163	March 2020	35,126,500	384
U.S. Ultra Bond (CBT) Futures	131	March 2020	23,796,969	(582,742)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	5	March 2020	7,002,899	(5,999)
Long Gilt Futures	48	March 2020	8,353,244	42,815
U.S. T-Note 5 Yr (CBT) Futures	82	March 2020	9,725,969	9,722

				$(616,165)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,337	RUB	85,818	1/17/20	$44,193
Barclays Bank PLC	NZD	4,994	USD	3,189	1/17/20	(173,052)
Barclays Bank PLC	RUB	85,455	USD	1,357	1/17/20	(18,739)
BNP Paribas SA	PLN	8,693	USD	2,268	1/09/20	(23,190)
BNP Paribas SA	USD	2,222	EUR	1,990	1/16/20	12,508
BNP Paribas SA	USD	3,305	NZD	4,997	1/17/20	59,079
Citibank, NA	BRL	5,209	USD	1,272	1/03/20	(23,330)
Citibank, NA	USD	1,292	BRL	5,209	1/03/20	2,570
Citibank, NA	USD	2,211	PLN	8,690	1/09/20	79,834
Citibank, NA	JPY	2,870,000	USD	26,557	1/30/20	109,736
Credit Suisse International	BRL	5,214	USD	1,294	1/03/20	(2,573)
Credit Suisse International	USD	1,236	BRL	5,214	1/03/20	60,511
HSBC Bank USA	EUR	9,453	USD	10,515	1/16/20	(97,332)
Morgan Stanley & Co., Inc.	ZAR	77,676	USD	5,210	1/23/20	(321,565)
Standard Chartered Bank	USD	735	GBP	570	1/10/20	20,496
State Street Bank & Trust Co.	EUR	3,603	USD	3,973	1/16/20	(71,588)
State Street Bank & Trust Co.	USD	7	EUR	6	1/16/20	68
State Street Bank & Trust Co.	JPY	746,298	USD	6,911	1/30/20	34,195
State Street Bank & Trust Co.	MYR	9,719	USD	2,316	2/13/20	(65,057)

						$(373,236)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	(1.00)%	Quarterly	0.39%	USD	10,360	$(273,741)	$(169,282)	$(104,459)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CAD	70,000	8/27/21	3 Month CDOR	1.623%	Semi-Annual/Semi-Annual	$(386,212)	$393	$(386,605)
SEK	307,100	8/30/24	3 Month STIBOR	(0.165)%	Quarterly/Annual	(824,441)	202	(824,643)
JPY	2,858,880	12/13/29	6 Month LIBOR	0.080%	Semi-Annual/ Semi-Annual	(111,921)	—	(111,921)
USD	4,950	12/13/29	1.764%	3 Month LIBOR	Semi-Annual/Quarterly	65,195	—	65,195

						$(1,257,379)	$595	$(1,257,974)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)%	Monthly	3.12%	USD	804	$4,341	$64,203	$(59,862)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	1,608	8,683	120,900	(112,217)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	1,608	8,684	116,783	(108,099)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	1,980	10,692	138,946	(128,254)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	380	2,052	26,528	(24,476)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	400	2,160	27,312	(25,152)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	400	2,160	27,312	(25,152)
Sale Contracts
Citigroup Global Markets, Inc.

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	567	$(28,690)	$(64,878)	$36,188
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	804	(40,682)	(91,996)	51,314
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,134	(57,381)	(126,890)	69,509
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,608	(81,365)	(179,928)	98,563
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,134	(57,380)	(124,398)	67,018
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,298	(65,679)	(139,059)	73,380
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,215	(61,479)	(130,831)	69,352
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	450	(22,770)	(48,394)	25,624
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	58	(2,930)	(9,337)	6,407
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	81	(4,099)	(10,426)	6,327
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	390	(19,734)	(51,085)	31,351
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	554	(28,032)	(70,253)	42,221
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	340	(17,204)	(43,116)	25,912
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	396	(20,038)	(50,217)	30,179
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	345	(17,428)	(45,731)	28,303
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	913	(46,274)	(110,040)	63,766

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	274	$(13,887)	$(33,024)	$19,137
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	4,000	(202,066)	(495,845)	293,779
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	196	(9,901)	(19,925)	10,024
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	297	(15,004)	(45,571)	30,567
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	385	(19,449)	(57,347)	37,898
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	325	(16,418)	(44,103)	27,685
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	5,000	(252,584)	(395,785)	143,201
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,200	(60,720)	(120,828)	60,108
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	629	(31,775)	(59,981)	28,206
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	324	(16,367)	(26,819)	10,452
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	251	(12,680)	(20,344)	7,664
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,127	(56,932)	(91,345)	34,413
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,600	(80,826)	(110,565)	29,739
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	914	(46,172)	(59,097)	12,925
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	5	(253)	(624)	371
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	165	(8,349)	(20,460)	12,111

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	388	$(19,601)	$(23,096)	$3,495
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	417	(21,065)	(61,831)	40,766
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	278	(14,044)	(35,013)	20,969
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	45	(2,273)	(5,272)	2,999
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	896	(45,263)	(73,661)	28,398
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	610	(30,815)	(69,738)	38,923
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	610	(30,815)	(69,711)	38,896
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.41	USD	1,460	23,198	(28,545)	51,743
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	457	(23,086)	(49,207)	26,121
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	448	(22,632)	(74,238)	51,606
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	322	(16,267)	(52,602)	36,335
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	89	(4,496)	(9,603)	5,107
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	45	(2,273)	(4,442)	2,169
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	45	(2,273)	(4,105)	1,832
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	22	(1,112)	(1,971)	859

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	268	$(13,538)	$(23,146)	$9,608
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	31	(1,569)	(3,974)	2,405
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	950	(47,991)	(72,588)	24,597
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	446	(22,530)	(60,667)	38,137
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	325	(16,418)	(49,933)	33,515
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	28	(1,414)	(4,250)	2,836
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	984	(49,708)	(113,242)	63,534
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	306	(15,458)	(32,584)	17,126
JPMorgan Securities LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	975	(49,254)	(119,509)	70,255
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	338	(17,074)	(41,795)	24,721
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	239	(12,073)	(23,241)	11,168
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	138	(6,971)	(17,601)	10,630
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	56	(2,829)	(5,460)	2,631
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	59	(2,980)	(5,754)	2,774
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	369	(18,641)	(26,007)	7,366

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD 1,200	$(60,620)	$(159,764)	$99,144

					$(1,927,661)	$(3,698,808)	$1,771,147

*	Termination date

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $150,036,652 or 16.6% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2019.
(f)	IO - Interest Only.
(g)	Illiquid security.
(h)	Fair valued by the Adviser.
(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.38% of net assets as of December 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
6.042%, 11/25/24	11/06/15	$156,185	$172,035	0.02%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA
3.69%, 11/15/26	11/16/15	389,802	389,340	0.04%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A
3.70%, 3/27/24	3/21/19	495,031	494,580	0.05%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A
4.55%, 5/27/23	6/07/19	1,013,861	1,020,182	0.11%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A
4.614%, 10/27/22	10/11/19	387,249	389,059	0.04%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	286,000	297,400	0.03%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.042%, 11/25/25	9/28/15	564,799	633,783	0.07%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.292%, 11/25/25	9/28/15	174,888	198,749	0.02%

(j)	Inverse interest only security.

(k)	Defaulted.
(l)	Non-income producing security.
(m)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/14	$521,000	$501,532	0.06%

(n)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(o)	Affiliated investments.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	The rate shown represents the 7-day yield as of period end.
(r)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $31,550,409 and gross unrealized depreciation of investments was $(6,801,670), resulting in net unrealized appreciation of $24,748,739.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MYR	-	Malaysian Ringgit
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:
ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
LIBOR	-	London Interbank Offered Rates
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$238,998,339		$	– 0	–	$238,998,339
Governments - Treasuries		– 0	–	182,247,998			– 0	–	182,247,998
Mortgage Pass-Throughs		– 0	–	174,803,618			– 0	–	174,803,618
Commercial Mortgage-Backed Securities		– 0	–	76,069,710			– 0	–	76,069,710
Inflation-Linked Securities		– 0	–	64,688,361			– 0	–	64,688,361
Collateralized Mortgage Obligations		– 0	–	50,441,936			– 0	–	50,441,936
Asset-Backed Securities		– 0	–	37,772,775			– 0	–	37,772,775
Agencies		– 0	–	21,956,381			– 0	–	21,956,381
Corporates - Non-Investment Grade		– 0	–	12,290,709			– 0	–	12,290,709
Emerging Markets - Treasuries		– 0	–	5,651,430			– 0	–	5,651,430
Local Governments - US Municipal Bonds		– 0	–	3,266,509			– 0	–	3,266,509
Quasi-Sovereigns		– 0	–	3,247,333			– 0	–	3,247,333
Emerging Markets - Corporate Bonds		– 0	–	2,958,915			– 0	–	2,958,915
Common Stocks		– 0	–	– 0	–		501,532		501,532
Emerging Markets - Sovereigns		– 0	–	420,694			– 0	–	420,694
Short-Term Investments:
Governments - Treasuries		– 0	–	27,245,617			– 0	–	27,245,617
Investment Companies		7,081,519		– 0	–		– 0	–	7,081,519
U.S. Treasury Bills		– 0	–	4,665,082			– 0	–	4,665,082

Total Investments in Securities		7,081,519		906,725,407			501,532		914,308,458
Other Financial Instruments (a):
Assets:
Futures		52,921		– 0	–		– 0	–	52,921
Forward Currency Exchange Contracts		– 0	–	423,190			– 0	–	423,190
Centrally Cleared Interest Rate Swaps		– 0	–	65,195			– 0	–	65,195
Credit Default Swaps		– 0	–	61,970			– 0	–	61,970
Liabilities:
Futures		(669,086)		– 0	–		– 0	–	(669,086)
Forward Currency Exchange Contracts		– 0	–	(796,426)			– 0	–	(796,426)
Centrally Cleared Credit Default Swaps		– 0	–	(273,741)			– 0	–	(273,741)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,322,574)			– 0	–	(1,322,574)
Credit Default Swaps		– 0	–	(1,989,631)			– 0	–	(1,989,631)

Total		$6,465,354		$902,893,390			$501,532		$909,860,276 (b)

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

Amounts of $13,176,079 and $310,150 for Asset-Backed Securities and Collateralized Mortgage Obligations, respectively, were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2019 is as follows:

Fund	Market Value 9/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,529	$116,414	$116,861	$7,082	$41